EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Net income (loss)	$ 3,584	$ 1,462
Dilutive effect of conversion of subsidiary preferred shares	(151)	(145)
Dilutive effect of mandatorily redeemable preferred shares issued in a consolidated subsidiary	105	0
Profit (loss), attributable to ordinary equity holders of parent entity	$ 3,328	$ 1,317
Weighted average - common shares	957.6	958.8
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	19.8	21.2
Common shares and common share equivalents	977.4	980.0